04.30 Fidelity Mid Cap Index & Small Cap Index Funds Investor, Premium Combo PRO-02 | Fidelity® Small Cap Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Small Cap Index Fund} - 04.30 Fidelity Mid Cap Index & Small Cap Index Funds Investor, Premium Combo PRO-02 - Fidelity® Small Cap Index Fund		Fidelity Small Cap Index Fund-Investor Class	Fidelity Small Cap Index Fund-Premium Class Index
Management fee	[1]	0.04%	0.04%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.15%	0.03%
Total annual operating expenses		0.19%	0.07%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Small Cap Index Fund} - 04.30 Fidelity Mid Cap Index & Small Cap Index Funds Investor, Premium Combo PRO-02 - Fidelity® Small Cap Index Fund - USD ($)	Fidelity Small Cap Index Fund-Investor Class	Fidelity Small Cap Index Fund-Premium Class Index
1 year	$ 19	$ 7
3 years	61	23
5 years	107	40
10 years	$ 243	$ 90